SCHEDULE OF ESTIMATED FUTURE AMORTIZATION OF IDENTIFIABLE ASSETS (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024 (remaining three months)	$ 13
2025	50	$ 50
2026	35	50
2027	29	35
2028	29	29
Thereafter	227	29
Net intangible assets	$ 383	$ 420	$ 302